Tax Matters - Narrative (Details) S/ in Millions, R$ in Millions			1 Months Ended		12 Months Ended
	Jun. 13, 2019 EUR (€)	Jan. 01, 2019 EUR (€)	Mar. 31, 2019 EUR (€)	Aug. 31, 2015	Dec. 31, 2020 EUR (€) company	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 EUR (€) company	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 BRL (R$) company	Dec. 31, 2019 PEN (S/) company	Dec. 31, 2019 BRL (R$) company	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 PEN (S/)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of consolidated tax group companies | company					44		42			44	42	42
Reversal of deferred tax assets					€ 101,000,000
Deferred tax assets					6,416,000,000		€ 6,682,000,000		€ 7,631,000,000
Deferred tax liabilities					2,620,000,000		2,908,000,000		2,674,000,000
Tax credits recognized					103,000,000
Transfers of deferred tax assets movement					250,000,000
Unused tax losses for which no deferred tax asset recognised					6,803,000,000
Indirect taxes					484,000,000		941,000,000
Increase/(decrease) in tax expense arising from temporary differences					(8,000,000)		484,000,000		569,000,000
Income tax expense					626,000,000		1,054,000,000		1,621,000,000
Positive tax effect of impairment of goodwill					1,716,000,000
Amortized goodwill for tax purposes					420,000,000		352,000,000		283,000,000
Losses on litigation settlements					2,736,000,000	R$ 17,446	3,416,000,000	R$ 15,460
Other provisions					1,894,000,000		2,316,000,000
Telxius Towers Germany Gmbh
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)					184,000,000
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					6,416,000,000		6,682,000,000
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					4,530,000,000		5,110,000,000
Deferred tax liabilities					4,923,000,000		5,679,000,000
PIS/COFINS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Indirect taxes					0		452,000,000
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					1,283,000,000		1,420,000,000
Tax credits recognized					103,000,000		95,000,000
Tax credits disposed					145,000,000
Unused tax losses for which no deferred tax asset recognised					422,000,000
Tax credits reversed							95,000,000
Spain | Total unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					1,448,000,000
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					813,000,000
Unused tax losses for which no deferred tax asset recognised					6,175,000,000
Latin America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					645,000,000
Unused tax losses for which no deferred tax asset recognised					824,000,000
Telefónica Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					30,000,000		492,000,000
Disposal of deferred tax assets					217,000,000		207,000,000
Tax proceedings | Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other provisions							154,000,000		439,000,000		S/ 580		€ 431,000,000	S/ 1,521
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to items credited (charged) directly to equity					116,000,000		2,000,000
Increase/(decrease) in tax expense arising from temporary differences					152,000,000
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to items credited (charged) directly to equity					(90,000,000)		(12,000,000)
Increase/(decrease) in tax expense arising from temporary differences					184,000,000
IFRIC 23
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)		€ 313,000,000					69,000,000
Tribunal Economico-Administrativo Central - Overpayments in 2008-2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Transfers of deferred tax assets movement					702,000,000		702,000,000
Proceeds from favorable tax appeal	€ 201,000,000
Tribunal Economico-Administrativo Central - Overpayments in 2008-2011 | Telefónica Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense					201,000,000
Peru - Rulings in June and August 2015 | Tax proceedings | Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other provisions							542,000,000				S/ 2,407
Telefónica Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					231,000,000		122,000,000
Deferred tax liabilities							304,000,000
Disposal of deferred tax assets							127,000,000
Other possible contingencies					15,000,000		14,000,000			R$ 96		R$ 87
Telefónica Brazil | Tax Year 2011 to 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other possible contingencies					2,647,000,000		2,186,000,000			R$ 16,873		R$ 9,895
Telefónica Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					64,000,000
Tax credits recognized					159,000,000
Telefónica Germany | Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets					159,000,000
Group 3G UMTS Holding
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized					24,000,000		81,000,000
Applied tax loss carryforwards					64,000,000		77,000,000
Group 3G UMTS Holding | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets					24,000,000
Telefonica, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					6,416,000,000		6,682,000,000
Deferred tax liabilities					2,620,000,000		2,908,000,000
Deferred tax liabilities reclassified					204,000,000		209,000,000
Telefonica, S.A. | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					1,448,000,000		1,459,000,000
Telefonica, S.A. | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					2,227,000,000		2,339,000,000
Telefónica Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax liabilities associated with hyperinflation					94,000,000
Telefonica Moviles Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets							454,000,000
Disposal of deferred tax assets							454,000,000		327,000,000
Telefonica Moviles Mexico | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets					271,000,000
Telefonica Moviles Mexico | Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets					183,000,000
Telefónica United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Transfers of deferred tax assets movement					65,000,000
Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of dispute that accounts for total amount under litigation				75.00%
Telefónica Peru | Tribunal Economico-Administrativo Central - Overpayments in 2008-2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense					154,000,000
Vivo
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Acquisitions through business combinations, other provisions					68,000,000
Acquisitions through business combinations, other provisions					68,000,000
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Proceeds from favorable tax appeal			€ 1,400,000
Spain | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets					101,000,000
Less than 1 year | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					944,000,000		747,000,000
Less than 1 year | Spain | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					718,000,000		525,000,000
Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities					221,000,000		157,000,000		307,000,000
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised					€ 230,000,000		€ 285,000,000		€ 129,000,000